Financial income and expenses	6 Months Ended
Jun. 30, 2019
Financial income and expenses [Abstract]
Financial income and expenses
Note 19. - Financial income and expenses

Financial income and expenses

The following table sets forth our financial income and expenses for the six-month period ended June 30, 2019 and 2018:

	For the six-month period ended June 30,
Financial income	2019	2018
	($ in thousands)
Interest income from loans and credits	340	36,871
Interest rates benefits derivatives: cash flow hedges	177	-
Total	517	36,871

	For the six-month period ended June 30,
Financial expenses	2019	2018
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(130,644)	(128,838)
- Other debts	(50,387)	(42,951)
Interest rates losses derivatives: cash flow hedges	(29,501)	(34,317)
Total	(210,532)	(206,106)

As of June 30, 2018, financial income from loans and credits primarily included a non-monetary financial income of $36.6 million resulting from the refinancing of the debts of Helios 1&2 and Helioenergy 1&2 in the second quarter of 2018.

Interests from other debts are primarily interests on the notes issued by ATS, ATN, Atlantica and Solaben Luxembourg and interests related to the investment from Liberty (Note 16). Losses from interest rate derivatives designated as cash flow hedges correspond primarily to transfers from equity to financial expense when the hedged item is impacting the consolidated condensed income statement.

Other net financial income and expenses

The following table sets out ‘Other net financial income and expenses” for the six-month periods ended June 30, 2019, and 2018:

	For the six-month period ended June 30,
Other financial income / (expenses)	2019	2018
	($ in thousands)
Other financial income	8,536	5,514
Other financial losses	(8,747)	(15,201)
Total	(211)	(9,687)

Other financial income are primarily interests on deposits.

Other financial losses primarily include expenses for guarantees and letters of credit, wire transfers, other bank fees and other minor financial expenses.